Securities - Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale, Amortized Cost
Less than one year	$ 4,252
One to five years	14,500
Five to ten year	25,970
Over ten years	208,039
Totals	252,761	$ 251,683
Available-for-sale, Fair Value
Less than one year	4,177
One to five years	14,302
Five to ten year	22,979
Over ten years	199,173
Totals	$ 240,631	$ 242,760